CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 108,456	$ 148,689
Accounts and Notes Receivable, net of allowance for bad debts of $11,188 in 2014 and $12,853 in 2013	270,952	257,889
Rig materials and supplies	47,943	41,781
Deferred costs	5,673	13,682
Deferred income taxes	7,476	9,940
Other tax assets	10,723	24,079
Other current assets	18,556	23,223
Total current assets	469,779	519,283
Other assets:
Property, plant and equipment, net of accumulated depreciation of $1,201,058 in 2014 and $1,136,024 in 2013 (Note 4)	895,940	871,356
Rig materials and supplies	6,937	10,221
Debt issuance costs	12,526	14,208
Deferred income taxes	122,689	102,420
Other assets	12,788	17,268
Total assets	1,520,659	1,534,756
Current liabilities:
Current portion of long-term debt	10,000	25,000
Accounts payable	78,776	90,033
Accrued liabilities	75,703	84,853
Accrued income taxes	14,186	7,266
Total current liabilities	178,665	207,152
Long-term debt	605,000	628,781
Other long-term liabilities	18,665	26,914
Long-term deferred tax liability	52,115	38,767
Commitments and contingencies (Note 15)
Stockholders’ equity:
Common Stock, $0.16 2/3 par value, authorized 280,000,000 shares, issued and outstanding, 122,045,877 shares (120,491,164 shares in 2013)	20,325	20,075
Capital in excess of par value	666,769	657,349
Accumulated deficit	(24,165)	(47,616)
Accumulated Other Comprehensive Income	(498)	1,888
Total controlling interest stockholders’ equity	662,431	631,696
Noncontrolling interest	3,783	1,446
Total equity	666,214	633,142
Total liabilities and stockholders’ equity	$ 1,520,659	$ 1,534,756